Equity non controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	€ (1,757)	€ (2,045)	€ (2,113)
Profit (loss), attributable to non-controlling interests	(262)	(251)	(170)
Derivatives attributable to noncontrolling interests	7	(4)
Currency translation differences attributable to noncontrolling interests	186	(106)
Dividends attributable to noncontrolling interests	368	446
Share capital increase attributable to noncontrolling interests	(6)	(22)
Other movements attributable to noncontrolling interests	(5)	5
Assets	27,420	28,999
Autop terrassa manresa SA [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(100)	(103)	(93)
Profit (loss), attributable to non-controlling interests	(9)	(8)	(8)
Derivatives attributable to noncontrolling interests	0	(2)
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	12	0
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	0
Assets	565	573
LBJ infrastructure group [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	124	120	96
Profit (loss), attributable to non-controlling interests	(31)	(28)	(20)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	(15)	7
Dividends attributable to noncontrolling interests	49	45
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	1	0
Assets	1,931	2,197
NTE mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	9	(4)	(5)
Profit (loss), attributable to non-controlling interests	(58)	(59)	(60)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	71	61
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	(1)
Assets	1,886	2,128
NTE mobility partners segments LLC [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(81)	(126)	(131)
Profit (loss), attributable to non-controlling interests	(62)	(60)
Derivatives attributable to noncontrolling interests	6	(2)
Currency translation differences attributable to noncontrolling interests	14	(8)
Dividends attributable to noncontrolling interests	88	75
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	(1)	0
Assets	1,861	2,129
I77 mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(2)	(5)	(74)
Profit (loss), attributable to non-controlling interests	(10)	(9)	(12)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	0	(2)
Dividends attributable to noncontrolling interests	13	79
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	1
Assets	621	708
I66 mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(1,358)	(1,595)	(1,571)
Profit (loss), attributable to non-controlling interests	(7)	3	16
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	186	(101)
Dividends attributable to noncontrolling interests	57	70
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	1	4
Assets	5,447	6,276
FAM construction LLC [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(18)	(14)	0
Profit (loss), attributable to non-controlling interests	0	9	34
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	2	(2)
Dividends attributable to noncontrolling interests	0	0
Share capital increase attributable to noncontrolling interests	(6)	(22)
Other movements attributable to noncontrolling interests	0	1
Budimex S.A [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(213)	(196)	(234)
Profit (loss), attributable to non-controlling interests	(91)	(77)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	(3)	0
Dividends attributable to noncontrolling interests	77	111
Share capital increase attributable to noncontrolling interests	1	0
Other movements attributable to noncontrolling interests	(1)	4
Assets	1,952	1,907
Dalaman international airport [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(104)	(109)	(86)
Profit (loss), attributable to non-controlling interests	5	(24)	7
Derivatives attributable to noncontrolling interests	0	1
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	0	0
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	0
Assets	659	717
Others [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	14	13	€ 15
Profit (loss), attributable to non-controlling interests	(1)	(2)
Derivatives attributable to noncontrolling interests	(1)	1
Currency translation differences attributable to noncontrolling interests	(2)	0
Dividends attributable to noncontrolling interests	(1)	(5)
Share capital increase attributable to noncontrolling interests	1	0
Other movements attributable to noncontrolling interests	€ 5	€ 4